BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Impairment loss on goodwill	¥ 0	¥ 4,730,002	¥ 2,266,893
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	6,996,895	6,996,895		$ 962,805
Less: impairment for goodwill	(6,996,895)	(6,996,895)		$ (962,805)
Impairment loss on goodwill	¥ 0	¥ 4,730,002	¥ 2,266,893